Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Equipment
Equipment
	December 31, 2021	December 31, 2020
Software licenses	$32,188	$32,188
Computer equipment	17,080	17,080
	49,268	49,268
Less accumulated depreciation	(48,636)	(47,895)
Equipment, net	$632	$1,373